Costs and expenses by nature	12 Months Ended
Dec. 31, 2020
Costs and expenses by nature
Costs and expenses by nature

5.  Costs and expenses by nature

a) Cost of goods sold and services rendered

	Year ended December 31,
	2020	2019	2018
Personnel	1,676	2,009	2,278
Materials and services	3,345	3,873	3,957
Fuel oil and gas	949	1,392	1,538
Maintenance	2,725	2,797	2,807
Royalties	846	802	746
Energy	703	858	906
Ores acquired from third parties	946	608	513
Depreciation, depletion and amortization	2,980	3,399	3,207
Freight	3,439	4,023	4,306
Others	1,430	1,426	1,851
Total	19,039	21,187	22,109
Cost of goods sold	18,457	20,498	21,526
Cost of services rendered	582	689	583
Total	19,039	21,187	22,109

b) Selling and administrative expenses

	Year ended December 31,
	2020	2019	2018
Selling	88	92	95
Personnel	224	181	212
Services	114	85	92
Depreciation and amortization	49	56	62
Advertisement	17	7	20
Others	62	66	42
Total	554	487	523

c) Other operating expenses (income), net

	Year ended December 31,
	2020	2019	2018
Asset retirement obligations	312	92	5
Provision for litigations (i)	73	291	185
Profit sharing program	115	89	187
COVID-19 expenses	109	—	—
Disposals of materials and inventories	25	47	32
Others (ii)	118	(14)	36
Total	752	505	445

(i)   In 2019, includes the change in the expected outcome of probable loss of the lawsuit related to the accident of ship loaders, at the Praia Mole maritime terminal, in Espírito Santo.

(ii)  In 2020, includes expenses in the amount of US$128 related to early termination or amendment of contracts of all converted vessels engaged in cargo transportation. In 2019, includes the reversal of the amount provided for the legal proceedings related to the Rede Ferroviária Federal S.A lawsuit.